Quarterly Holdings Report
for

Fidelity® Women's Leadership Fund

January 31, 2020

WLF-QTLY-0320
1.9893109.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Entertainment - 3.0%
Electronic Arts, Inc. (a)	982	$105,977
Netflix, Inc. (a)	757	261,233
The Walt Disney Co.	2,634	364,309
Zynga, Inc. (a)	19,589	117,926
		849,445
Interactive Media & Services - 1.9%
Eventbrite, Inc. (a)	6,917	146,295
Facebook, Inc. Class A (a)	1,261	254,609
Match Group, Inc. (a)	1,546	120,928
		521,832
Media - 0.3%
The New York Times Co. Class A	2,365	75,704

TOTAL COMMUNICATION SERVICES		1,446,981

CONSUMER DISCRETIONARY - 15.0%
Automobiles - 1.0%
General Motors Co.	8,122	271,194
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	1,468	240,356
Hotels, Restaurants & Leisure - 1.9%
Sodexo SA	1,070	112,260
Starbucks Corp.	2,868	243,292
Yum China Holdings, Inc.	4,077	175,596
		531,148
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	9,599	248,422
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	117	235,020
Etsy, Inc. (a)	2,720	132,763
The Booking Holdings, Inc. (a)	128	234,310
The RealReal, Inc.	6,133	88,745
Trainline PLC (b)	25,363	158,081
		848,919
Leisure Products - 0.5%
Peloton Interactive, Inc. Class A (a)	4,411	142,740
Specialty Retail - 5.6%
Best Buy Co., Inc.	2,618	221,718
Burlington Stores, Inc. (a)	711	154,621
Lowe's Companies, Inc.	2,278	264,795
Ross Stores, Inc.	635	71,241
The Home Depot, Inc.	1,445	329,605
Ulta Beauty, Inc. (a)	891	238,708
Williams-Sonoma, Inc.	3,804	266,584
		1,547,272
Textiles, Apparel & Luxury Goods - 1.2%
Aritzia LP (a)	8,706	164,660
LVMH Moet Hennessy Louis Vuitton SE	321	139,787
Tapestry, Inc.	1,327	34,197
		338,644

TOTAL CONSUMER DISCRETIONARY		4,168,695

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.5%
Loblaw Companies Ltd.	2,662	139,275
Food Products - 2.3%
Danone SA	2,465	197,260
General Mills, Inc.	3,566	186,217
The Hershey Co.	1,553	240,979
		624,456
Personal Products - 1.1%
Shiseido Co. Ltd.	1,909	122,903
Unilever NV	3,266	190,578
		313,481

TOTAL CONSUMER STAPLES		1,077,212

ENERGY - 1.9%
Energy Equipment & Services - 0.3%
Baker Hughes, A GE Co. Class A	3,185	68,987
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	2,478	265,493
Occidental Petroleum Corp.	3,140	124,721
Valero Energy Corp.	817	68,881
		459,095

TOTAL ENERGY		528,082

FINANCIALS - 15.1%
Banks - 5.0%
Bank of America Corp.	18,562	609,390
Citigroup, Inc.	5,098	379,342
First Horizon National Corp.	12,131	194,096
JPMorgan Chase & Co.	1,687	223,291
		1,406,119
Capital Markets - 5.2%
Macquarie Group Ltd.	1,970	188,234
Morgan Stanley	3,038	158,766
Morningstar, Inc.	1,666	261,379
MSCI, Inc.	868	248,074
The NASDAQ OMX Group, Inc.	4,986	580,670
		1,437,123
Consumer Finance - 2.2%
American Express Co.	1,908	247,792
Synchrony Financial	11,326	367,076
		614,868
Diversified Financial Services - 0.6%
Voya Financial, Inc.	3,025	180,683
Insurance - 2.1%
Amerisafe, Inc.	3,135	214,497
Primerica, Inc.	410	48,610
Progressive Corp.	3,948	318,564
		581,671

TOTAL FINANCIALS		4,220,464

HEALTH CARE - 14.0%
Biotechnology - 1.5%
Veracyte, Inc. (a)	2,034	53,393
Vertex Pharmaceuticals, Inc. (a)	1,517	344,435
Zymeworks, Inc. (a)	600	26,184
		424,012
Health Care Equipment & Supplies - 4.6%
Becton, Dickinson & Co.	1,259	346,452
Hologic, Inc. (a)	5,040	269,741
Insulet Corp. (a)	476	92,363
Medtronic PLC	2,893	333,968
Stryker Corp.	1,140	240,198
		1,282,722
Health Care Providers & Services - 4.3%
1Life Healthcare, Inc. (a)	4,600	101,522
AMN Healthcare Services, Inc. (a)	2,935	197,760
Anthem, Inc.	2,019	535,600
CVS Health Corp.	3,648	247,407
Progyny, Inc. (a)	3,958	110,032
		1,192,321
Pharmaceuticals - 3.6%
AstraZeneca PLC sponsored ADR	9,486	461,968
GlaxoSmithKline PLC	15,215	357,239
Zoetis, Inc. Class A	1,410	189,236
		1,008,443

TOTAL HEALTH CARE		3,907,498

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	683	292,406
Northrop Grumman Corp.	741	277,556
		569,962
Commercial Services & Supplies - 1.8%
Stericycle, Inc. (a)	2,069	129,685
Waste Connection, Inc. (United States)	604	58,171
Waste Management, Inc.	2,490	303,033
		490,889
Electrical Equipment - 2.6%
AMETEK, Inc.	1,254	121,826
nVent Electric PLC	4,877	121,437
Sensata Technologies, Inc. PLC (a)	4,955	234,223
Sunrun, Inc. (a)	14,318	243,836
		721,322
Machinery - 1.4%
Federal Signal Corp.	9,531	306,517
Gardner Denver Holdings, Inc. (a)	2,783	98,268
		404,785
Professional Services - 0.5%
Verisk Analytics, Inc.	857	139,237

TOTAL INDUSTRIALS		2,326,195

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 2.2%
Arista Networks, Inc. (a)	952	212,620
Cisco Systems, Inc.	8,428	387,435
		600,055
Electronic Equipment & Components - 0.4%
CDW Corp.	768	100,186
IT Services - 9.4%
Accenture PLC Class A	2,285	468,905
Automatic Data Processing, Inc.	711	121,858
Capgemini SA	2,499	311,380
IBM Corp.	6	862
Leidos Holdings, Inc.	2,478	248,965
MasterCard, Inc. Class A	1,166	368,386
PayPal Holdings, Inc. (a)	1,827	208,077
Twilio, Inc. Class A (a)	1,635	203,296
Visa, Inc. Class A	1,306	259,855
WEX, Inc. (a)	2,020	438,178
		2,629,762
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	2,673	125,631
Marvell Technology Group Ltd.	2,237	53,777
NVIDIA Corp.	1,114	263,383
		442,791
Software - 10.4%
Adobe, Inc. (a)	1,196	419,963
HubSpot, Inc. (a)	1,412	255,487
Intuit, Inc.	1,327	372,064
Microsoft Corp.	6,054	1,030,574
Pagerduty, Inc.	4,449	103,751
Salesforce.com, Inc. (a)	3,209	585,033
Talend SA ADR (a)	3,617	133,467
		2,900,339
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	1,198	370,793

TOTAL INFORMATION TECHNOLOGY		7,043,926

MATERIALS - 2.1%
Chemicals - 0.6%
Albemarle Corp. U.S.	2,100	168,588
Metals & Mining - 1.5%
Commercial Metals Co.	5,837	119,950
Newmont Corp.	6,824	307,489
		427,439

TOTAL MATERIALS		596,027

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Equity Lifestyle Properties, Inc.	3,659	266,192
Store Capital Corp.	8,877	348,422
Ventas, Inc.	2,787	161,256
		775,870
UTILITIES - 2.9%
Electric Utilities - 1.0%
Duke Energy Corp.	8	781
Hawaiian Electric Industries, Inc.	1,309	64,023
ORSTED A/S (b)	1,926	210,382
		275,186
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP	4,176	237,072
Multi-Utilities - 0.4%
CMS Energy Corp.	1,660	113,727
Water Utilities - 0.7%
American Water Works Co., Inc.	1,355	184,551

TOTAL UTILITIES		810,536

TOTAL COMMON STOCKS
(Cost $24,933,958)		26,901,486

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.58% (c)
(Cost $1,033,197)	1,032,990	1,033,197
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $25,967,155)		27,934,683
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(64,372)
NET ASSETS - 100%		$27,870,311

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $368,463 or 1.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,468
Total	$9,468

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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